CONSOLIDATED STATEMENTS OF OPERATIONS (Parenthetical) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended			185 Months Ended	194 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011	Sep. 30, 2012
CONSOLIDATED STATEMENTS OF OPERATIONS
Loss from discontinued operations, tax, periods presented	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0